Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Capital Equipment	$ 1,350,794	$ 1,350,794	$ 1,342,794
Leasehold improvements	75,436	75,436	75,436
Accumulated Depreciation	(1,358,237)	(1,351,763)	(1,322,203)
Net Fixed Assets	$ 67,993	$ 74,467	$ 96,027